Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Remuneration of Key Management Personnel	The remuneration of key management personnel during the year was as follows:

	Year ended December 31,
	2022	2021
Salaries and short-term benefits(1)	$11,058	$10,715
Share-based payments(2)	6,478	6,800
	$17,536	$17,515

(1)    Includes annual salary and short-term incentives or bonuses earned in the year.
(2)    Includes PSUs, RSUs, DSUs and stock option grants.
(3) Effective January 1, 2022, key management compensation includes senior management in Brazil and amounts in the comparative period have been updated to reflect the change.